Trade and other payables	9 Months Ended
Sep. 30, 2025
Trade and other payables
Trade and other payables

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

14.Trade and other payables

	September 30,	December 31,
	2025	2024(a)
	$'m	$'m

Non‑current
Deferred revenue	104.5	45.4
Other payables	15.8	5.2
	120.3	50.6
Current
Trade payables	196.5	232.9
Deferred revenue	28.3	19.5
Withholding tax payable	3.1	2.2
Payroll and other related statutory liabilities	37.4	42.8
VAT payables	29.3	30.0
Other payables	40.7	49.7
	335.3	377.1

(a)	Revised for a correction to the current/non-current classification of deferred revenue (see note 21).

Non-current deferred revenue includes payments received in advance from customers for long-term lease arrangements of fiber network infrastructure. The increase at September 30, 2025 primarily reflects payments received during the period for such arrangements.